Fair Value Measurements - Narrative (Details) - Apex (Bakkt Crypto) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Apr. 01, 2023
Business Combination [Line Items]
Contingent consideration	$ 0.0	$ 0.0	$ 2.9
Gross profit volatility			66.00%